Pensions - Narrative (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) defined_benefit_plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pensions:
Defined contribution scheme, charge to net income		$ 1,800	$ 1,500	$ 1,600
Number of defined benefit schemes | defined_benefit_plan		2
Other comprehensive income, defined benefit plan, before reclassification adjustment, after tax	$ 1,900
Defined benefit plan, net periodic benefit cost (credit) excluding service cost, statement of income or comprehensive income [Extensible Enumeration]		General and Administrative Expense, Vessel operating expenses
Net periodic benefit cost		$ 3,552	2,413	1,535
Expected amortization loss	1,300	$ 2,400	$ 1,300
Defined benefit plan, amortization period		3 years	15 years
Accumulated benefit obligation	31,600	$ 30,900	$ 31,600
Accumulated other comprehensive income (loss), gain (loss), before tax	$ 4,300	2,600	4,300
Other comprehensive income, tax on actuarial loss		13	9	$ 400
Employer contributions		2,449	2,290
General and administrative expense
Pensions:
Net periodic benefit cost		2,400	1,200
Administrative expense and vessel operating expense
Pensions:
Net periodic benefit cost		$ 1,200	$ 1,200